Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock Option

The summary of the Company’s stock option activity for the years ended December 31, 2025 and 2024 are presented as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2024	9,434,380	$0.11
Granted	1,363,974	1.30
Exercised	(4,404,818)	0.10		$1
Forfeited	(36,075)	3.00
Expired	(114,201)	0.20
Outstanding, December 31, 2025	6,243,260	$0.37	5.82	$16,392
Exercisable, December 31, 2025	296,325	$2.46	6.15	$16,392

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2023	8,544,312	$0.10
Granted	1,136,840	0.18
Exercised	(4,857)	0.08		$1
Forfeited	(185,641)	0.18
Expired	(56,274)	0.11
Outstanding, December 31, 2024	9,434,380	$0.11	5.82	$824
Exercisable, December 31, 2024	7,656,233	$0.10	5.09	$792

Schedule of Unvested Options

The summary of the Company’s unvested options as of December 31, 2025 and 2024, and changes during the period then ended are presented as follows:

	Options	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2023	1,683,867	$0.15
Granted	1,136,840	0.07
Forfeited	(185,641)	0.08
Vested	(856,919)	0.13
Non-vested options, December 31, 2024	1,778,147	$0.11
Granted	1,351,474	1.29
Forfeited	(36,075)	0.97
Vested	(2,587,665)	—
Non-vested options, December 31, 2025	505,881	$3.00

Schedule of Fair Value of the Options Granted	The fair value of the options granted during 2025 and 2024 and the related assumptions used in the Black-Sholes option model used to value the options granted were as follows:
	2025	2024
Risk-free interest rate	3.7% to 4.3%	3.7% to 4.3%
Expected volatility	32.3% to 32.9%	32.3% to 32.9%
Dividend yield	N/A	N/A
Expected option life (years)	5.1 to 6.1	5.1 to 6.1
Weighted-average fair value per share	$1.30	$1.83

Schedule of the Company’s RSU Activity

The summary of the Company’s RSU activity for the years ended December 31, 2025 and 2024 are presented as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs, December 31, 2024	0	0
Granted	404,443	$3.00
Vested/Issued	(6,363)	0
Forfeited, cancelled, or expired	(31,823)	$3.00
Unvested RSUs, December 31, 2025	366,257	$3.00